Condensed Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2017		$ 74	$ 3,492,254	$ (2,335,009)	$ 1,157,319
Beginning Balance, Shares at Jun. 30, 2017		735,400
Issuance of shares and warrants for cash		$ 1	444,998		444,999
Issuance of shares and warrants for cash, Shares		13,838
Issuance of shares in exchange for debt settlement
Issuance of shares for services		$ 4	642,846		642,850
Issuance of shares for services, Shares		37,988
Options vested			238,165		238,165
Exercise of options for cash			2,000		2,000
Exercise of options for cash, Shares		800
Stock option compensation					238,165
Cashless exercise of warrants
Issuance of warrants for services			12,469		12,469
Issuance of warrants with debt			26,519		26,519
Deemed dividends for ratchet adjustment to warrants			20,995	(20,995)
Net loss				(2,413,122)	(2,413,122)
Ending Balance at Jun. 30, 2018		$ 79	4,880,246	(4,769,126)	111,199
Ending Balance, Shares at Jun. 30, 2018		788,026
Issuance of shares and warrants for cash	$ 3,200,000		3,200,000		3,200,000
Issuance of shares and warrants for cash, Shares	2,133,332
Conversion of preferred stock to common stock	$ (3,200,000)	$ 171	(171)
Conversion of preferred stock to common stock (in shares)	(2,133,332)	1,706,666
Issuance of shares in exchange for debt settlement		$ 1	1,150,134		1,150,135
Issuance of shares in exchange for debt settlement, Shares		7,804
Stock option compensation			3,412		3,412
Cashless exercise of warrants		$ 2	(2)		224
Cashless exercise of warrants, Shares		17,935
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)	48,659
Net loss				(439,871)	(439,871)
Ending Balance at Sep. 30, 2018		$ 253	9,282,278	(5,257,655)	4,024,876
Ending Balance, Shares at Sep. 30, 2018		2,520,431
Beginning Balance at Jun. 30, 2018		$ 79	4,880,246	(4,769,126)	111,199
Beginning Balance, Shares at Jun. 30, 2018		788,026
Issuance of preferred stock in a private placement	$ 3,200,000		3,200,000		3,200,000
Issuance of preferred stock in a private placement, Shares	2,133,332
Conversion of preferred stock to common stock	$ (3,200,000)	$ 171	(171)
Conversion of preferred stock to common stock (in shares)	(2,133,332)	1,706,666
Issuance of shares in exchange for debt settlement		$ 1	1,150,134		1,150,135
Issuance of shares in exchange for debt settlement, Shares		7,804
Issuance of shares for services		$ 1	48,999		49,000
Issuance of shares for services, Shares		11,200
Stock option compensation			64,860		64,860
Cashless exercise of warrants		$ 154	(154)		19,309
Cashless exercise of warrants, Shares		1,544,746
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)	48,659
Net loss				(2,444,287)	(2,444,287)
Ending Balance at Jun. 30, 2019		$ 406	9,392,573	(7,262,072)	2,130,907
Ending Balance, Shares at Jun. 30, 2019		4,058,442
Issuance of commitment shares		$ 112	10,068,638		10,068,750
Issuance of commitment shares, Shares		1,125,000
Issuance of shares in exchange for debt settlement
Stock option compensation
Cashless exercise of warrants
Deemed dividends for ratchet adjustment to warrants				(17,099,058)
Net loss				(3,821,227)	(3,821,227)
Ending Balance at Sep. 30, 2019		$ 518	$ 19,461,211	$ (28,182,357)	$ (8,720,628)
Ending Balance, Shares at Sep. 30, 2019		5,183,442